Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation

Note 7. Share-Based Compensation

A summary of share-based compensation expense recognized in the Company’s consolidated statements of operations follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of services revenues	$539	$235	$141
Research and development	1,495	837	260
Sales and marketing	1,313	651	297
General and administrative	4,193	1,379	490
Total share-based compensation expense	$7,540	$3,102	$1,188

A summary of share-based compensation expense by award type follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Options	$7,069	$3,102	$1,188
Employee stock purchase plan rights	453	—	—
Restricted stock units	18	—	—
Total share-based compensation expense	$7,540	$3,102	$1,188

Equity Incentive Plans

In September 2013, the Board adopted and the Company’s stockholders approved the 2013 Equity Incentive Plan (the “2013 Plan”). The 2013 Plan became effective on September 26, 2013. In connection with the adoption of the 2013 Plan, the Company terminated the 2010 Equity Incentive Plan (the “2010 Plan”), under which stock options had been granted prior to September 26, 2013. The 2010 Plan was established in September 2010, when the 2003 Equity Incentive Plan (the “2003 Plan”) was terminated. After the termination of the 2003 and 2010 Plans, no additional options were granted under these plans; however options previously granted will continue to be governed by these plans, and will be exercisable into shares of Class B common stock. In addition, options authorized to be granted under the 2003 and 2010 Plans, including forfeitures of previously granted awards are authorized for grant under the 2013 Plan. A total of 6,200,000 shares of Class A common stock have been reserved for issuance under the 2013 Plan. The 2013 Plan includes an annual increase on the first day of each fiscal year beginning in 2014, equal to the least of: (i) 6,200,000 shares of Class A common stock; (ii) 5.0% of the outstanding shares of all classes of common stock as of the last day of the Company’s immediately preceding fiscal year; or (iii) such other amount as the board of directors may determine.

The plans permit the grant of stock options and other share-based awards, such as restricted stock units to employees, officers, directors and consultants by the Company’s board of directors. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s common stock as determined by the Company’s board of directors at the date of grant. Option awards generally vest according to a graded vesting schedule based on four years of continuous service and generally have a 10-year contractual term. Certain option awards provide for accelerated vesting if there is a change in control (as defined in the option agreement) and early exercise of the option prior to vesting (subject to the Company’s repurchase right). As of December 31, 2013 a total of 6,014,000 shares remain available for grant under the 2013 Plan.

A summary of option activity under all of the plans at December 31, 2013 and changes during the periods then ended is presented in the following table:

	Number of Options Outstanding (in thousands)	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Term (in Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2011	5,621	$1.14	7.8	$8,917
Granted	4,369	4.91
Exercised	(484)	1.15
Canceled/Forfeited	(897)	2.18
Outstanding at December 31, 2012	8,609	2.89	7.2	$40,705
Granted	3,856	$11.54
Exercised	(607)	1.47
Canceled/Forfeited	(702)	4.31
Outstanding at December 31, 2013	11,156	$5.87	7.7	$139,484
Vested and expected to vest as of December 31, 2013	10,346	$5.56	7.6	$132,578
Exercisable as of December 31, 2013	5,023	$2.37	6.1	$80,378

The weighted average grant date fair value of options granted and the total intrinsic value of options exercised were as follows (in thousands, except weighted average grant date fair value):

	Year Ended December 31,
	2013	2012	2011
Weighted average grant date fair value per share	$6.19	$3.07	$1.18
Total intrinsic value of options exercised	$10,261	$3,134	$2,035

Early Exercises of Nonvested Options

The Company’s option agreements with certain employees permit the early exercise of nonvested stock options. The Company has the right to repurchase issued but nonvested shares of common stock at the original exercise price following the termination of service. The shares are released from the repurchase right according to the vesting schedule specified in the option agreement. The Company treats the proceeds from early exercise as a deposit of the exercise price and records the cash received initially as a liability that is reclassified to stockholders’ equity as the shares vest. A summary of the status of the Company’s nonvested shares as of December 31, 2013 and 2012, and changes during the periods then ended is presented below (in thousands):

	Number of Shares	Nonvested Common Stock Liability
Nonvested as of December 31, 2011	58	$64
Early exercises	100	200
Vested	(58)	(60)
Nonvested as of December 31, 2012	100	204
Early exercises	—	—
Vested	(63)	(117)
Nonvested as of December 31, 2013	37	$87

Valuation Assumptions

The Company estimated the fair values of each option awarded on the date of grant using the Black-Scholes-Merton option pricing model, which requires inputs including the fair value of common stock, expected term, expected volatility, risk-free interest and dividend yield.

Fair Value of Common Stock

Given the absence of a public trading market prior to the IPO, the Company’s board of directors considered numerous objective and subjective factors to determine the fair value of common stock at each meeting at which awards were approved. These factors included, but were not limited to: (i) contemporaneous valuations of common stock performed by an unrelated valuation specialist; (ii) developments in the Company’s business and stage of development; (iii) the Company’s operational and financial performance and condition; (iv) issuances of preferred stock and the rights and preferences of preferred stock relative to common stock; (v) current condition of capital markets and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company; and (vi) the lack of marketability of common stock. For financial reporting purposes, the Company also considered contemporaneous valuations of common stock prepared for dates subsequent to the grant date. For certain option grants in 2012 and 2013 that occurred on an interim date between valuation dates, the fair value of common stock used in the option pricing model to measure share-based compensation for the period exceeded the exercise price.  Since the IPO, the Company used the daily closing stock price on the New York Stock Exchange on the date of grant as the fair value of the common stock.

Expected Term

The expected term represents the period that share-based awards are expected to be outstanding. Since the Company did not have sufficient historical information to develop reasonable expectations about future exercise behavior, the expected term for options issued to employees was calculated as the mean of the option vesting period and the contractual term. The expected term for options issued to non-employees was the contractual term.

Expected Volatility

The expected stock price volatility of common stock was derived from the historical volatilities of a peer group of similar publicly traded companies over a period that approximates the expected term of the option.

Risk-Free Interest Rate

The risk-free interest rate was based on the yield available on U.S. Treasury zero-coupon issues with a term that approximates the expected term of the option.

Expected Dividends

The expected dividend yield was 0% as the Company has not paid, and does not expect to pay, cash dividends.

The weighted-average assumptions used in the option pricing models and the resulting grant date fair value of stock options granted  in the periods presented were as follows:

	Year Ended December 31,
	2013	2012	2011
Expected term for employees (in years)	6.1	6.1	6.2
Expected term for non-employees (in years)	10.0	10.0	10.0
Expected volatility	54%	61%	67%
Risk-free interest	1.68%	0.97%	2.08%
Expected dividends	—	—	—
Grant date fair value of employee options	$6.19	$3.07	$1.18

As of December 31, 2013 and 2012 there was approximately $22,439,000 and $9,587,000 of unrecognized share-based compensation expense, net of estimated forfeitures, related to stock option grants, which will be recognized on a straight-line basis over the remaining weighted-average vesting periods of approximately 3.0 years and 2.7 years, respectively.

Employee Stock Purchase Plan

In September 2013, the Board adopted, and the Company’s stockholder approved a 2013 Employee Stock Purchase Plan (ESPP). The ESPP became effective on September 26, 2013. A total of 1,250,000 shares of Class A common stock have been reserved for issuance under the ESPP. The ESPP provides for annual increases in the number of shares available for issuance under the ESPP on the first day of each fiscal year beginning in fiscal 2014, equal to the least of: (i) 1% of the outstanding shares of all classes of common stock on the last day of the immediately preceding year; (ii) 1,250,000 shares; or (iii) such other amount as may be determined by the board of directors.

The ESPP allows eligible employees to purchase shares of the Class A common stock at a discount through payroll deductions of up to the lesser of 15% of their eligible compensation or $25,000 per calendar year, at not less than 90% of the fair market value, as defined in the ESPP, subject to any plan limitations. A participant may purchase a maximum of 3,000 shares during an offering period. The offering period generally starts on the first trading day on or after May 11th and November 11th of each year, except that the first offering period commenced on the first trading day following the effective date of the Company’s registration statement. At the end of the offering period, the purchase price is set at the lower of: (i) the fair value of the Company’s common stock at the beginning of the six month offering period, and (ii) the fair value of the Company’s common stock at the end of the six month offering period. At December 31, 2013, a total of 1,250,000 shares were available for issuance under the ESPP.

The assumptions used to value employee stock purchase plan rights under the Black-Scholes-Merton model during the twelve months ended December 31, 2013 were as follows:

Expected term (in months)	7
Risk-free interest rate	0.07%
Expected volatility	40%
Expected dividend rate	—%

As of December 31, 2013, there was approximately $728,000 of unrecognized share-based compensation expense related to outstanding employee stock purchase plan rights under the 2013 ESPP, which will be recognized on a straight-line basis over the remaining weighted average vesting period of approximately 0.4 years.

Restricted Stock Units

The 2013 Plan provides for the issuance of restricted stock units to employees. Restricted stock units issued under the 2013 Plan generally vest over four years. During the year ended December 31, 2013, we issued 68,100 restricted stock units of Class B common stock under the 2013 Plan with a weighted average grant date fair value of $17.22 per share.

As of December 31, 2013, there was a total of $890,000  of unrecognized share-based compensation expense, net of estimated forfeitures, related to restricted stock units, which  will be recognized on a straight-line basis over the remaining weighted-average vesting period of approximately 3.8 years.